Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY

NOTE 12 - EQUITY:

a.	Share capital:

	Number of Common Shares December 31
	2024	2023

Authorized share capital	176,000,000	140,000,000
Issued and paid up share capital	46,733,844	44,394,844

b.

	In SEK December 31
	2024	2023

Authorized share capital (in thousands SEK)	3,520	2,800
Issued and paid-up share capital (in thousands SEK)	935	888
c.	Rights related to shares

The common shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2024, all outstanding share capital consisted of common shares.

d.	Changes in the Company’s equity:

On May 30, 2022, the Nasdaq First North Growth Market Stockholm accepted the Company’s application to delist its common shares. The last day of trading for the Company’s common shares on Nasdaq First North was June 13, 2022. As a result, since June 14, 2022, the Company’s securities trade exclusively on the Nasdaq in the United States in the form of ADSs.

On December 12, 2024, the Company closed a registered direct offering of 291,000 ADSs at a purchase price of $10.00 per ADS and pre-funded warrants to acquire up to 9,000 ADSs, each representing eight of our common shares, at purchase price of $9.9999 per pre-funded warrant.

The offering raised a total of $3,000, with net proceeds of $2,728, after deducting placement agent fees and offering costs.

e.	Treasury stock

In September and in December 2024, the Company repurchased 7,625 ADSs representing 61,000 common shares for $50. The cost was recorded as treasury shares and deducted from equity.